FAIR VALUE MEASUREMENTS (Assumptions used in the valuation of convertible senior notes due 2019) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value of ADS, per share	$ 4.9
Convertible Senior Notes [Member] | 2019 Notes [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value of ADS, per share	$ 19.71
Strike Price	$ 45.83
Risk Free Interest Rate	1.51%
Dividend Yield
Standard Volatility	66.31%